Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	₩ 3,601,188	₩ 3,789,013
Merchandise	234	340
Work-in-progress	148,067	165,073
Finished goods	42,070	58,280
Supplies	2,272,790	2,116,994
Inventories in transit	666,967	906,267
Other inventories	11,593	14,733
Total Inventories	6,742,909	7,050,700
Acquisition cost
Inventory [Line Items]
Raw materials	3,602,073	3,790,443
Merchandise	234	340
Work-in-progress	148,067	165,073
Finished goods	42,070	58,280
Supplies	2,280,682	2,121,363
Inventories in transit	666,967	906,267
Other inventories	11,593	14,733
Total Inventories	6,751,686	7,056,499
Valuation allowance
Inventory [Line Items]
Raw materials	(885)	(1,430)
Supplies	(7,892)	(4,369)
Total Inventories	₩ (8,777)	₩ (5,799)